Proposed Public Offering (FY)	12 Months Ended
Dec. 31, 2020
Proposed Public Offering [Abstract]
Proposed Public Offering
Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 13,000,000 Public Shares (or 14,950,000 Public Shares if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per Public Share.